Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Consolidated statements of income [Abstract]
Sales		€ 17,827		€ 17,156		€ 17,313
Cost of sales		10,633		9,988		9,493
Gross margin		7,194		7,168		7,820
Selling expenses		4,609		4,258		4,054
General and administrative expenses		671		599		630
Research and development expenses		2,103		1,806		1,822
Impairment of goodwill	[1]	1,357		15		144
Other business income		127		186		122
Other business expenses		109		123		29
Income from operations		(1,529)		553		1,264
Financial income		58		149		158
Financial expenses		258		188		202
Investments in associates, net of income taxes		(2)		(4)		(9)
Income before taxes		(1,731)		509		1,211
Income tax expenses		(113)		(103)		212
Income from continuing operations		(1,618)	[1]	612	[2]	999	[1]
Discontinued operations, net of income taxes		13	[2]	2,711	[1]	196	[1]
Net income	[1]	(1,605)		3,323		1,195
Net income attributable to shareholders of Koninklijke Philips N.V	[2]	(1,608)		3,319		1,187
Net income attributable to non-controlling interests		€ 3	[2]	€ 4	[2]	€ 8	[1]
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Income from continuing operations		€ (1.84)		€ 0.67		€ 1.09
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income	[2]	(1.82)		3.67		1.31
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Income from continuing operations		(1.84)		0.67		1.08
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income	[2],[3]	€ (1.82)		€ 3.65		€ 1.29

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive